MARKET RISK BENEFITS - Schedule of Reconciliation of Market Risk Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Insurance [Abstract]
Asset	$ 704	$ 34
Liability	(3,276)	(89)
Effect of changes in the ending instrument-specific credit risk	$ (2,572)	$ (55)	$ (118)